Notes Payable Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Notes Payable Related Parties
Note 5 - Notes Payable - Related Parties

Note 5 - Notes Payable – Related Parties

Notes payable-related parties notes represent notes payable to the Company’s Chief Executive Officer ranging in interest rates of 0% per annum to 10% per annum. The notes are unsecured and the outstanding balance of these notes payable at December 31, 2020 amounted to $952,000.

During the nine months ended September 30, 2021, the Company made payments of $259,000.

At September 30, 2021, the balance of notes payable-related parties totaled $693,000 which are all due to the Company’s Chief Executive Officer. The notes are due on December 31, 2021.

Note 6 - Notes Payable – Related Parties

Notes payable-related parties notes represent notes payable to the Company’s Chief Executive Officer ranging in interest rates of 0% per annum to 10% per annum. The notes are unsecured and have extended due dates of December 31, 2020. Outstanding balance of these notes payable at December 31, 2019 and 2018, amounted to $743,000.

During the year ended December 31, 2020, the Company issued similar notes payable for $263,000 to its Chief Executive Officer in exchange for cash. The notes are unsecured, bears interest at an average rate of 7% per annum and is due on demand. The Company also made payments of $54,000. In addition, the noteholder also agreed to change the maturity date of notes payable issued in previous years with an aggregate balance of $753,000 to December 31, 2021 with no changes to the other original term of the notes payable.

At December 31, 2020, the balance of notes payable-related parties totaled $952,000 which are all due to the Company’s Chief Executive Officer. Notes totaling $753,000 are due on December 31, 2021 and notes totaling $199,000 have no specified due date and deemed due on demand.